Schedule of Investments (unaudited)
August 31, 2025
 ClearBridge Large Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.9%
Communication Services — 13.7%
Entertainment — 4.0%
Netflix Inc.	407,033	$491,797,622 *
Interactive Media & Services — 9.7%
Alphabet Inc., Class A Shares	1,487,608	316,726,619
Meta Platforms Inc., Class A Shares	1,154,598	852,901,543
Total Interactive Media & Services		1,169,628,162

Total Communication Services		1,661,425,784
Consumer Discretionary — 12.9%
Automobiles — 1.9%
Tesla Inc.	709,287	236,809,651 *
Broadline Retail — 8.3%
Amazon.com Inc.	4,378,522	1,002,681,538 *
Hotels, Restaurants & Leisure — 2.7%
Airbnb Inc., Class A Shares	1,391,664	181,653,902 *
Starbucks Corp.	1,632,621	143,980,846
Total Hotels, Restaurants & Leisure		325,634,748

Total Consumer Discretionary		1,565,125,937
Consumer Staples — 1.3%
Beverages — 1.3%
Monster Beverage Corp.	2,583,032	161,207,027 *

Financials — 8.6%
Capital Markets — 1.4%
S&P Global Inc.	323,522	177,432,406
Financial Services — 6.0%
PayPal Holdings Inc.	2,491,016	174,844,413 *
Visa Inc., Class A Shares	1,571,237	552,729,752
Total Financial Services		727,574,165
Insurance — 1.2%
Marsh & McLennan Cos. Inc.	685,935	141,172,282

Total Financials		1,046,178,853
Health Care — 6.2%
Biotechnology — 0.8%
Vertex Pharmaceuticals Inc.	236,200	92,358,924 *
Health Care Equipment & Supplies — 3.8%
Intuitive Surgical Inc.	524,040	248,025,512 *
Stryker Corp.	555,704	217,508,102
Total Health Care Equipment & Supplies		465,533,614
Life Sciences Tools & Services — 1.6%
Thermo Fisher Scientific Inc.	383,666	189,039,912

Total Health Care		746,932,450
Industrials — 9.6%
Aerospace & Defense — 2.6%
Airbus SE, ADR	2,938,641	153,250,128
RTX Corp.	1,034,759	164,112,778
Total Aerospace & Defense		317,362,906
See Notes to Schedule of Investments.

ClearBridge Large Cap Growth Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 ClearBridge Large Cap Growth Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Electrical Equipment — 2.2%
	Eaton Corp. PLC	741,616	$258,927,810
Ground Transportation — 2.6%
	Uber Technologies Inc.	2,142,250	200,835,937 *
	Union Pacific Corp.	507,919	113,555,451
Total Ground Transportation			314,391,388
Machinery — 0.4%
	Parker-Hannifin Corp.	66,300	50,344,905
Trading Companies & Distributors — 1.8%
	W.W. Grainger Inc.	217,074	220,004,499

Total Industrials			1,161,031,508
Information Technology — 42.6%
IT Services — 1.0%
	Accenture PLC, Class A Shares	484,712	126,010,579
Semiconductors & Semiconductor Equipment — 17.4%
	ASML Holding NV, Registered Shares	220,241	163,555,372
	Broadcom Inc.	680,459	202,361,702
	Marvell Technology Inc.	1,251,800	78,694,407
	NVIDIA Corp.	8,494,933	1,479,647,429
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	759,652	175,380,857
Total Semiconductors & Semiconductor Equipment			2,099,639,767
Software — 18.8%
	Datadog Inc., Class A Shares	464,900	63,542,532 *
	Intuit Inc.	378,972	252,774,324
	Microsoft Corp.	1,984,441	1,005,496,410
	Oracle Corp.	486,800	110,080,084
	Palo Alto Networks Inc.	1,581,624	301,331,004 *
	Salesforce Inc.	465,603	119,310,769
	ServiceNow Inc.	88,600	81,286,956 *
	Synopsys Inc.	357,657	215,853,153 *
	Workday Inc., Class A Shares	547,020	126,263,156 *
Total Software			2,275,938,388
Technology Hardware, Storage & Peripherals — 5.4%
	Apple Inc.	2,807,473	651,726,782

Total Information Technology			5,153,315,516
Materials — 2.7%
Chemicals — 2.7%
	Linde PLC	257,500	123,159,675
	Sherwin-Williams Co.	549,047	200,857,864

Total Materials			324,017,539
Real Estate — 1.3%
Specialized REITs — 1.3%
	Equinix Inc.	197,373	155,172,679
Total Investments before Short-Term Investments (Cost — $4,915,101,403)			11,974,407,293
	Rate
Short-Term Investments — 1.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.068%	65,417,098	65,417,098 (a)
See Notes to Schedule of Investments.

ClearBridge Large Cap Growth Fund 2025 Quarterly Report

 ClearBridge Large Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.174%	65,417,098	$65,417,098 (a)(b)

Total Short-Term Investments (Cost — $130,834,196)			130,834,196
Total Investments — 100.0% (Cost — $5,045,935,599)			12,105,241,489
Liabilities in Excess of Other Assets — (0.0)%††			(5,895,143)
Total Net Assets — 100.0%			$12,099,346,346

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2025, the total market value of investments in Affiliated Companies was $65,417,098 and the cost was $65,417,098 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Large Cap Growth Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Large Cap Growth Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$11,974,407,293	—	—	$11,974,407,293
Short-Term Investments†	130,834,196	—	—	130,834,196
Total Investments	$12,105,241,489	—	—	$12,105,241,489

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2025. The following transactions were effected in such company for the period ended August 31, 2025.

	Affiliate Value at November 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$44,229,856	$665,926,252	665,926,252	$644,739,010	644,739,010

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$2,274,236	—	$65,417,098

ClearBridge Large Cap Growth Fund 2025 Quarterly Report